Income Tax - Schedule of Income Tax recorded in Income (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Income Tax Recorded In Income [Abstract]
Loss before income tax	R$ (52,884)	R$ (28,074)
Income tax recorded in the income for the period	(4,423)	(5,129)
Current tax	(7,642)	(7,356)
Deferred tax	R$ 3,219	R$ 2,227
Effective tax rate	8.37%	18.26%